Consolidated Statements of Income - SEK (kr) kr in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Condensed Consolidated Statements of Income
Net sales		kr 229,347
Gross profit		229,347
Research and development expenses	kr (90,077)	(357,485)
Marketing and selling expenses	(19,426)	(179,603)
Administrative expense	(39,353)	(210,630)
Other operating income		259
Other operating expenses	(1,925)	(6,344)
Operating loss	(150,781)	(524,456)
Net financial income/(expenses)	14,607	11,083
Loss before income tax	(136,174)	(513,373)
Income tax	3,302	3,836
Loss for the period	(132,872)	(509,537)
Attributable to:
Equity holders of the Parent Company	(130,870)	(500,293)
Non-controlling interests	kr (2,002)	kr (9,244)
Loss per share
Loss per share before and after dilution (SEK)	kr (2.62)	kr (9.84)